UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             June 30, 2009
                                                     ------------------------

Check here if Amendment [  ];  Amendment Number:
                                                     ------------------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisors, LLC
                -------------------------------------------------------------
Address:        49 Union Street
                -------------------------------------------------------------
                Manchester, MA 01944
                -------------------------------------------------------------

Form 13F File Number:         28-10779
                              --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Thomas Hill
                -----------------------------------------------------------
Title:          Vice President
                -----------------------------------------------------------
Phone:          434-977-9228
                -----------------------------------------------------------

Signature, Place and Date of Signing:


 /s/ Thomas Hill            Charlottesville, VA         August 10, 2009
------------------------  -----------------------    ---------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  51
                                                 --------------------
Form 13F Information Table Value Total:                $114,897
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                       Title                  Value               Investment    Other      Voting Authority
Name of Issuer                       of Class   Cusip        ($1000)     Shares   Discretion   Managers  Sole    Shared    None
-------------                        --------   ---------    -------   ---------  ----------   --------  ----    ------    ----

AMR CORP                               COMMON    001765106    1,324     329,424      SOLE       NONE       329,424
ALCATEL-LUCENT                           ADR     013904305    3,182   1,283,020      SOLE       NONE     1,283,020
ARMSTRONG WORLD INDUSTRIES, INC        COMMON    04247X102    2,521     152,877      SOLE       NONE       152,877
BLACKROCK FLOATING RATE INCOME
  STRATEGIES FUND II MUTUAL FUND       COMMON    09255Y108    2,607     249,441      SOLE       NONE       249,441
BLACKROCK SENIOR HIGH INC FD, INC
  MUTUAL FUND                          COMMON    09255T109    3,313   1,104,258      SOLE       NONE     1,104,258
BON-TON STORES INC                     COMMON    09776J101      339     100,000      SOLE       NONE       100,000
BROCADE COMMUNICATIONS SYSTEMS,
  INC.                                 COMMON    111621306    4,104     523,421      SOLE       NONE       523,421
CALPINE CORPORATION                    COMMON    131347304    2,859     256,427      SOLE       NONE       256,427
CONEXANT SYSTEMS INC                   COMMON    207142308      385     267,453      SOLE       NONE       267,453
CONTINENTAL AIRLINES                    CL B     210795308    1,350     152,354      SOLE       NONE       152,354
DDI CORP.                              COMMON    233162502    1,565     345,553      SOLE       NONE       345,553
DELTA AIR LINES, INC.                  COMMON    247361702    3,931     678,931      SOLE       NONE       678,931
EASTMAN KODAK COMPANY                  COMMON    277461109    1,048     354,000      SOLE       NONE       354,000
EXIDE TECHNOLOGIES                     COMMON    302051206    1,687     452,263      SOLE       NONE       452,263
FEDERAL MOGUL CORP                     COMMON    313549404    3,506     370,979      SOLE       NONE       370,979
FIFTH THIRD BANCORP                    COMMON    316773100    2,421     341,000      SOLE       NONE       341,000
FLEXTRONICS INTERNATIONAL LTD            ORD     Y2573F102      768     185,000      SOLE       NONE       185,000
GLOBAL CROSSING LTD.                   COMMON    G3921A175    2,386     259,966      SOLE       NONE       259,966
GLOBAL INDS LTD                        COMMON    379336100      561      99,175      SOLE       NONE        99,175
THE GOODYEAR TIRE & RUBBER COMPANY     COMMON    382550101    1,785     158,525      SOLE       NONE       158,525
HARMONIC INC                           COMMON    413160102    1,387     235,565      SOLE       NONE       235,565
HUNTSMAN CORPORATION                   COMMON    447011107    2,039     405,459      SOLE       NONE       405,459
IBASIS INC                             COMMON    450732201      436     333,098      SOLE       NONE       333,098
ING PRIME RATE TR MUTUAL FUND        SH BEN INT  44977W106    2,808     676,700      SOLE       NONE       676,700
JDS UNIPHASE CORPORATION               COMMON    46612J507    3,757     656,742      SOLE       NONE       656,742
KEY ENERGY SERVICES INC                COMMON    492914106    2,522     437,865      SOLE       NONE       437,865
KEYCORP                                COMMON    493267108    2,332     445,000      SOLE       NONE       445,000
LENNAR CORPORATION                      CL A     526057104    4,357     449,634      SOLE       NONE       449,634
MINDSPEED TECHNOLOGIES, INC.           COMMON    602682205      682     315,958      SOLE       NONE       315,958
NEWPARK RES INC                        COMMON    651718504    2,102     737,373      SOLE       NONE       737,373
OWENS CORNING                          COMMON    690742101    2,610     204,229      SOLE       NONE       204,229
WTS/OWENS CORNING INC. 45.2500
  EXP10/31/2013 SERIES B                 WTS     690742127       23      45,417      SOLE       NONE        45,417
PARKER DRILLING CO.                    COMMON    701081101    2,253     519,141      SOLE       NONE       519,141
PORTLAND GENERAL ELECTRIC CO           COMMON    736508847    2,703     138,752      SOLE       NONE       138,752
PRECISION DRILLING TRUST               TR UNIT   740215108    2,253     461,664      SOLE       NONE       461,664
PROSHARES TRUST-PROSHARES ULTRA
  FINANCIALS                         PSHS ULTRA  74347R743    1,743     451,482      SOLE       NONE       451,482
QWEST COMMUNICATIONS INT'L INC         COMMON    749121109    4,466   1,076,262      SOLE       NONE     1,076,262
REGIONS FINANCIAL CORPORATION          COMMON    7591EP100    2,464     610,000      SOLE       NONE       610,000
REVLON INC                              CL A     761525609      853     156,836      SOLE       NONE       156,836
SERACARE LIFE SCIENCES, INC.           COMMON    81747T104       17      15,179      SOLE       NONE        15,179
SOLUTIA INC.                           COMMON    834376501    6,478   1,124,614      SOLE       NONE     1,124,614
SUNTRUST BANKS INC                     COMMON    867914103    2,394     145,509      SOLE       NONE       145,509
SYNOVUS FINANCIAL CORPORATION          COMMON    87161C105    2,232     746,500      SOLE       NONE       746,500
TELLABS INC                            COMMON    879664100    2,736     477,562      SOLE       NONE       477,562
TERADYNE INC                           COMMON    880770102    3,900     568,573      SOLE       NONE       568,573
UAL CORPORATION                        COMMON    902549807    1,705     534,350      SOLE       NONE       534,350
US AIRWAYS GROUP INC                   COMMON    90341W108    4,397   1,809,632      SOLE       NONE     1,809,632
USG CORP (NEW)                         COMMON    903293405    1,149     114,145      SOLE       NONE       114,145
VISHAY INTERTECHNOLOGY                 COMMON    928298108    4,560     671,600      SOLE       NONE       671,600
ZHONE TECHNOLOGIES INC                 COMMON    98950P108      870   2,719,944      SOLE       NONE     2,719,944
ZILOG INC                              COMMON    989524301    1,027     431,333      SOLE       NONE       431,333

                                                            114,897
